Expense Example	Nov. 06, 2026 USD ($)
GraniteShares 2x Long Anthropic Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 139
Expense Example, with Redemption, 3 Years	454
GraniteShares 2x Short Anthropic Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	211
Expense Example, with Redemption, 3 Years	$ 686